Rule 497 Document

On behalf of PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Long-Term U.S. Government Fund, PIMCO RealPathTM Income Fund, PIMCO RealPathTM 2020 Fund, PIMCO RealPathTM 2025 Fund, PIMCO RealPathTM 2030 Fund, PIMCO RealPathTM 2035 Fund, PIMCO RealPathTM 2040 Fund, PIMCO RealPathTM 2045 Fund, PIMCO RealPathTM 2050 Fund and PIMCO RealPathTM 2055 Fund (the “Funds”), each a series of PIMCO Funds, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as exhibits to this filing relate to the prospectus supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on August 19, 2016 (Accession No. 0001193125-16-686162), which is incorporated by reference into this Rule 497 Document.

Exhibit List

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document